Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 524	$ 511	$ 1,051	$ 1,043
Short-term and variable lease cost	33	7	64	15
Total rent expense	557	518	1,115	1,058
Cash paid for amounts included in the measurement of lease liabilities	$ 521	$ 514	$ 1,144	$ 1,048
Weighted-average remaining lease term	5 years 1 month 6 days		5 years 1 month 6 days		5 years 4 months 24 days
Weighted-average discount rate	4.76%		4.76%		4.17%